Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash
Schedule of restricted cash

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Pledged bank deposits	3,910,516	3,367,396
Accrued interest	85,722	71,727
Time deposits with initial terms over three months	—	1,166
	3,996,238	3,440,289